Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
January 31, 2022
LCSK6-NPRT3-0422
1.9883969.104
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	900	40,811
Verizon Communications, Inc.	2,475	131,744
		172,555
Entertainment - 1.8%
Activision Blizzard, Inc.	909	71,820
Nintendo Co. Ltd. ADR	2,072	126,599
The Walt Disney Co. (b)	2,886	412,611
Universal Music Group NV	8,767	216,450
		827,480
Interactive Media & Services - 2.9%
Alphabet, Inc.:
Class A (b)	213	576,393
Class C (b)	189	512,940
Meta Platforms, Inc. Class A (b)	840	263,138
Snap, Inc. Class A (b)	1,100	35,794
		1,388,265
Media - 3.0%
Comcast Corp. Class A	24,144	1,206,959
Interpublic Group of Companies, Inc.	6,140	218,216
		1,425,175
TOTAL COMMUNICATION SERVICES		3,813,475
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.5%
BorgWarner, Inc.	5,289	231,923
Automobiles - 0.1%
General Motors Co. (b)	1,197	63,118
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (b)	169	415,086
Elior SA (a)(b)	9,700	58,512
Expedia, Inc. (b)	783	143,516
Marriott International, Inc. Class A (b)	836	134,696
Starbucks Corp.	426	41,884
		793,694
Household Durables - 1.0%
Mohawk Industries, Inc. (b)	1,195	188,655
Sony Group Corp. sponsored ADR	599	66,884
Whirlpool Corp.	1,098	230,789
		486,328
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	36	107,693
Chewy, Inc. (b)(c)	694	33,041
		140,734
Specialty Retail - 1.3%
Lowe's Companies, Inc.	2,569	609,752
TOTAL CONSUMER DISCRETIONARY		2,325,549
CONSUMER STAPLES - 5.5%
Beverages - 1.6%
Diageo PLC sponsored ADR	1,073	218,838
Keurig Dr. Pepper, Inc.	3,687	139,922
The Coca-Cola Co.	6,452	393,637
		752,397
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	100	50,513
Performance Food Group Co. (b)	1,502	63,369
Sysco Corp.	3,863	301,893
U.S. Foods Holding Corp. (b)	1,900	66,994
		482,769
Food Products - 0.1%
Lamb Weston Holdings, Inc.	850	54,579
Household Products - 0.2%
Colgate-Palmolive Co.	87	7,173
Spectrum Brands Holdings, Inc.	1,091	97,514
		104,687
Tobacco - 2.6%
Altria Group, Inc.	21,594	1,098,703
Swedish Match Co. AB	13,094	101,312
		1,200,015
TOTAL CONSUMER STAPLES		2,594,447
ENERGY - 10.0%
Energy Equipment & Services - 0.1%
Subsea 7 SA	5,879	44,200
Oil, Gas & Consumable Fuels - 9.9%
Canadian Natural Resources Ltd.	1,453	73,910
Cenovus Energy, Inc. (Canada)	39,532	575,028
EQT Corp.	400	8,500
Exxon Mobil Corp.	32,313	2,454,495
Harbour Energy PLC (b)	14,400	70,266
Hess Corp.	8,942	825,257
Imperial Oil Ltd.	1,679	68,697
Kosmos Energy Ltd. (b)	41,571	180,002
Phillips 66 Co.	1,369	116,078
Tourmaline Oil Corp.	8,800	313,744
		4,685,977
TOTAL ENERGY		4,730,177
FINANCIALS - 18.2%
Banks - 12.9%
Bank of America Corp.	36,152	1,668,053
JPMorgan Chase & Co.	3,371	500,931
M&T Bank Corp.	566	95,869
PNC Financial Services Group, Inc.	2,987	615,292
Truist Financial Corp.	6,667	418,821
U.S. Bancorp	5,696	331,450
Wells Fargo & Co.	45,028	2,422,506
		6,052,922
Capital Markets - 3.4%
KKR & Co. LP	4,006	285,067
Morgan Stanley	2,844	291,624
Northern Trust Corp.	4,442	518,115
Raymond James Financial, Inc.	1,216	128,738
State Street Corp.	3,900	368,550
		1,592,094
Consumer Finance - 0.5%
Discover Financial Services	2,087	241,570
Insurance - 0.2%
Chubb Ltd.	555	109,490
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	7,258	110,176
Radian Group, Inc.	20,843	466,675
		576,851
TOTAL FINANCIALS		8,572,927
HEALTH CARE - 13.1%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	1,749	27,792
Alnylam Pharmaceuticals, Inc. (b)	566	77,882
Argenx SE ADR (b)	80	21,541
Crinetics Pharmaceuticals, Inc. (b)	1,198	22,630
Gritstone Bio, Inc. (b)	202	1,103
Insmed, Inc. (b)	1,945	44,113
Intercept Pharmaceuticals, Inc. (b)	2,906	47,629
Vaxcyte, Inc. (b)	956	18,202
		260,892
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	200	25,492
Becton, Dickinson & Co.	415	105,468
Boston Scientific Corp. (b)	11,709	502,316
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,634	54,380
		687,656
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	4,047	208,704
Centene Corp. (b)	519	40,357
Cigna Corp.	2,175	501,251
Covetrus, Inc. (b)	1,260	22,768
CVS Health Corp.	5,811	618,930
Guardant Health, Inc. (b)	475	33,036
Humana, Inc.	114	44,745
McKesson Corp.	1,988	510,359
UnitedHealth Group, Inc.	1,382	653,092
		2,633,242
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	9,429	19,235
Life Sciences Tools & Services - 0.1%
Danaher Corp.	184	52,585
Pharmaceuticals - 5.4%
Bayer AG	6,820	414,341
Bristol-Myers Squibb Co.	12,733	826,244
Eli Lilly & Co.	500	122,695
GlaxoSmithKline PLC sponsored ADR	11,698	524,304
Johnson & Johnson	3,057	526,691
Pliant Therapeutics, Inc. (b)	1,415	16,598
Sanofi SA sponsored ADR	1,617	84,084
TherapeuticsMD, Inc. (b)	20,265	6,150
Viatris, Inc.	500	7,485
		2,528,592
TOTAL HEALTH CARE		6,182,202
INDUSTRIALS - 14.7%
Aerospace & Defense - 2.5%
Airbus Group NV (b)	1,560	199,201
General Dynamics Corp.	538	114,110
Huntington Ingalls Industries, Inc.	411	76,939
MTU Aero Engines AG	160	34,046
Raytheon Technologies Corp.	690	62,231
Rolls-Royce Holdings PLC (b)	41,900	65,677
Safran SA	313	37,895
The Boeing Co. (b)	2,986	597,917
		1,188,016
Air Freight & Logistics - 2.2%
FedEx Corp.	901	221,520
United Parcel Service, Inc. Class B	3,937	796,101
		1,017,621
Airlines - 0.1%
Copa Holdings SA Class A (b)	98	8,191
Ryanair Holdings PLC sponsored ADR (b)	372	41,523
		49,714
Building Products - 0.2%
Johnson Controls International PLC	1,074	78,048
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)(c)	4,617	61,221
Electrical Equipment - 1.7%
Acuity Brands, Inc.	1,335	255,693
Hubbell, Inc. Class B	471	88,214
Regal Rexnord Corp.	103	16,323
Vertiv Holdings Co.	20,800	433,888
		794,118
Industrial Conglomerates - 6.3%
3M Co.	632	104,925
General Electric Co.	30,353	2,867,751
		2,972,676
Machinery - 1.0%
Cummins, Inc.	218	48,152
Epiroc AB (A Shares)	100	2,134
Flowserve Corp.	2,496	81,420
Fortive Corp.	1,184	83,519
Otis Worldwide Corp.	793	67,746
PACCAR, Inc.	314	29,199
Stanley Black & Decker, Inc.	394	68,812
Westinghouse Air Brake Tech Co.	989	87,922
		468,904
Professional Services - 0.1%
Equifax, Inc.	205	49,151
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	4,433	250,819
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	726	12,672
TOTAL INDUSTRIALS		6,942,960
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment & Components - 0.2%
Vontier Corp.	2,644	74,323
IT Services - 4.0%
Amadeus IT Holding SA Class A (b)	1,100	75,636
Edenred SA	2,900	124,562
Fidelity National Information Services, Inc.	1,775	212,858
Genpact Ltd.	1,835	91,291
Global Payments, Inc.	200	29,976
IBM Corp.	514	68,655
MasterCard, Inc. Class A	362	139,870
PayPal Holdings, Inc. (b)	310	53,301
Sabre Corp. (b)(c)	10,100	92,415
Snowflake Computing, Inc. (b)	41	11,312
Twilio, Inc. Class A (b)	203	41,842
Unisys Corp. (b)	9,353	170,692
Visa, Inc. Class A	3,357	759,253
		1,871,663
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	500	81,985
Applied Materials, Inc.	909	125,606
Intel Corp.	4,060	198,209
Lam Research Corp.	152	89,668
Marvell Technology, Inc.	1,659	118,453
Qualcomm, Inc.	4,899	861,048
		1,474,969
Software - 8.3%
Adobe, Inc. (b)	30	16,029
Autodesk, Inc. (b)	427	106,660
DocuSign, Inc. (b)	105	13,206
DoubleVerify Holdings, Inc. (b)	700	19,362
Dynatrace, Inc. (b)	1,086	59,578
Elastic NV (b)	1,904	177,548
Microsoft Corp.	9,833	3,057,868
PTC, Inc. (b)	471	54,758
Salesforce.com, Inc. (b)	125	29,079
SAP SE sponsored ADR	2,933	367,241
Workday, Inc. Class A (b)	110	27,831
		3,929,160
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	9,608	1,679,286
Samsung Electronics Co. Ltd.	950	59,081
		1,738,367
TOTAL INFORMATION TECHNOLOGY		9,088,482
MATERIALS - 2.7%
Chemicals - 0.8%
DuPont de Nemours, Inc.	4,131	316,435
Livent Corp. (b)(c)	266	6,121
PPG Industries, Inc.	468	73,102
		395,658
Metals & Mining - 1.9%
First Quantum Minerals Ltd.	12,500	307,890
Freeport-McMoRan, Inc.	13,223	492,160
Glencore Xstrata PLC	16,006	83,385
		883,435
TOTAL MATERIALS		1,279,093
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	474	119,211
Equinix, Inc.	27	19,572
Simon Property Group, Inc.	1,798	264,666
		403,449
UTILITIES - 0.3%
Electric Utilities - 0.3%
Entergy Corp.	376	42,026
Southern Co.	1,335	92,769
		134,795
Multi-Utilities - 0.0%
Sempra Energy	108	14,921
TOTAL UTILITIES		149,716
TOTAL COMMON STOCKS (Cost $29,619,851)		46,082,477

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	200	12,359

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	4,200	64,470

TOTAL PREFERRED STOCKS (Cost $52,140)		76,829

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	809,202	809,363
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	124,595	124,608
TOTAL MONEY MARKET FUNDS (Cost $933,971)		933,971

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $30,605,962)	47,093,277
NET OTHER ASSETS (LIABILITIES) - 0.2%	71,685
NET ASSETS - 100.0%	47,164,962

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,323 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,359 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,425,941	12,544,724	13,161,302	811	-	-	809,363	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	61,708	2,692,878	2,629,978	45,109	-	-	124,608	0.0%
Total	1,487,649	15,237,602	15,791,280	45,920	-	-	933,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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